Summary Of Significant Accounting Policies - Summary of Impact of Changes to Total Assets Under Classification and Measurement of Financial Assets and Impairment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks	¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Call loans and bills bought	2,465,745	1,881,880	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703	8,491,703
Trading assets	2,767,691	3,169,123	3,169,123
Derivative financial instruments	3,382,574	3,885,271	3,885,271
Financial assets at fair value through profit or loss	2,641,416	3,110,375	1,547,672
Investment securities	17,825,027	19,147,158	20,495,075
Loans and advances	90,682,938	84,805,192	85,129,070
Other financial assets	3,609,129		3,598,642
Financial assets included in assets held for sale			3,208,771
IAS 39 [member] | From Loans and receivables to amortised cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks			54,645,472
Call loans and bills bought			1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed			8,491,703
Loans and advances			84,965,136
Other financial assets			3,598,581
Financial assets included in assets held for sale			3,098,196
IAS 39 [member] | From loans and receivables to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks			45,824
Loans and advances			160,765
Other financial assets			61
IAS 39 [member] | Fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks			4,773
Trading assets			3,169,123
Derivative financial instruments			3,885,271
Financial assets at fair value through profit or loss			1,547,672
Investment securities			2,588
Loans and advances			3,169
IAS 39 [member] | From available for sale to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Investment securities			1,345,329
Financial assets included in assets held for sale			38,998
IAS 39 [member] | From held to maturity to amortised cost category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Investment securities			372,459
IAS 39 [member] | From available for sale to fair value through other comprehensive income [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Investment securities			18,774,699
Financial assets included in assets held for sale			69,884
IAS 39 [member] | From fair value through profit or loss to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets included in assets held for sale			¥ 1,693
Classification and presentation [member] | | From Loans and receivables to amortised cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Other financial assets		(106,612)
Classification and presentation [member] | | From loans and receivables to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks		(45,824)
Financial assets at fair value through profit or loss		206,650
Loans and advances		(160,765)
Other financial assets		(61)
Classification and presentation [member] | | Fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks		(4,773)
Financial assets at fair value through profit or loss		10,530
Investment securities		(2,588)
Loans and advances		(3,169)
Classification and presentation [member] | | From available for sale to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets at fair value through profit or loss		1,345,329
Investment securities		(1,345,329)
Measurement and impairment [member] | From Loans and receivables to amortised cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Loans and advances		(159,944)
Financial assets included in assets held for sale		(3,237)
Measurement and impairment [member] | From loans and receivables to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets at fair value through profit or loss		194
IFRS 9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Loans and advances	¥ 90,682,938
IFRS 9 [member] | From Loans and receivables to amortised cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and deposits with banks		54,645,472
Call loans and bills bought		1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed		8,491,703
Loans and advances		84,805,192
Other financial assets		3,491,969
Financial assets included in assets held for sale		3,094,959
IFRS 9 [member] | From loans and receivables to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets at fair value through profit or loss		206,844
IFRS 9 [member] | Fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading assets		3,169,123
Derivative financial instruments		3,885,271
Financial assets at fair value through profit or loss		1,558,202
IFRS 9 [member] | From available for sale to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets at fair value through profit or loss		1,345,329
Financial assets included in assets held for sale		38,998
IFRS 9 [member] | From held to maturity to amortised cost category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Investment securities		372,459
IFRS 9 [member] | From available for sale to fair value through other comprehensive income [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Investment securities		18,774,699
Financial assets included in assets held for sale		69,884
IFRS 9 [member] | From fair value through profit or loss to fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets included in assets held for sale		¥ 1,693